                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED MARCH 3, 2008 TO
                PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement updates information in the prospectus dated April 30, 2007 (as supplemented) for Marquis PortfoliosSM variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we", "us", or "our"). This supplement should be read in its entirety and kept together with your prospectus for a future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.   TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, in the "Total Annual Portfolio Expenses" table, replace the Minimum figure with the following:

Minimum
-------
 0.49%

2.   INVESTMENT PORTFOLIO EXPENSES

Your contract offers the Legg Mason Partners Variable Money Market Portfolio of the Legg Mason Partners Variable Income Trust.

The information in the table below replaces the disclosure regarding the portfolios listed above contained in the "Investment Portfolio Expenses" table. The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the investment portfolio's average daily net assets. For more complete information on these fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                            CONTRACTUAL   NET TOTAL
                                    12B-1/                   TOTAL ANNUAL     EXPENSE      ANNUAL
                      MANAGEMENT   SERVICE     OTHER           PORTFOLIO    SUBSIDY OR    PORTFOLIO
                         FEES        FEES    EXPENSES(1)       EXPENSES       DEFERRAL     EXPENSES
                      ----------   -------   -----------     ------------   -----------   ---------
LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners
   Variable Money
   Market Portfolio      0.45%        --          0.04%          0.49%           --         0.49%

(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.

3.   FEE TABLES AND EXAMPLES

     A. METLIFE INVESTORS USA INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the Marquis Portfolios contract issued by MetLife Investors USA Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b)...........    $390     $1,179    $1,980    $4,039


     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:


                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------

     (b)...........    $390     $1,179    $1,980    $4,039

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b)...........    $225      $693     $1,187    $2,543

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b)...........    $225      $693     $1,187    $2,543

     B. FIRST METLIFE INVESTORS INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the Marquis Portfolios contract issued by First MetLife Investors Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b) ..........    $350     $1,061    $1,786    $3,670

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b) ..........    $350     $1,061    $1,786    $3,670

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b)...........    $225      $693     $1,187    $2,543

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                      1 year   3 years   5 years   10 years
                      ------   -------   -------   --------
     (b)...........    $225      $693     $1,187    $2,543

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 842-9325
Irvine, CA  92614

Marquis Portfolios is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

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